CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed statements of cash flows (Details)			12 Months Ended
	May 13, 2019 USD ($)	May 13, 2019 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities			$ (31,213,199)	$ (3,393,204)	$ 9,364,359
Cash Flows from Investing Activities:
Net Cash (Used in) Provided by Investing Activities			(6,414,339)	1,244,612	(1,586,389)
Cash Flows from Financing Activities:
Capital injection from shareholders	$ 1,797,731	$ 14,000,000			1,797,731
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs			26,507,760
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs			4,154,987
Issuance of units pursuant to a private placement, net of issuance costs			9,852,486
Net Cash Provided by Financing Activities			36,085,744	772,373	2,057,350
Effect of exchange rate changes on cash, cash equivalents and restricted cash			152,389	631,527	(70,130)
Net (decrease) increase in cash, cash equivalents and restricted cash			(1,389,405)	(744,692)	9,765,190
Cash, cash equivalents and restricted cash at beginning of year			10,272,256	11,016,948	1,251,758
Cash, cash equivalents and restricted cash at end of year			8,882,851	10,272,256	11,016,948
Parent Company
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities			(824,929)	26
Cash Flows from Investing Activities:
Loans made to subsidiaries			(38,300,000)
Net Cash (Used in) Provided by Investing Activities			(38,300,000)
Cash Flows from Financing Activities:
Capital injection from shareholders					1
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs			26,597,919
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs			4,154,987
Issuance of units pursuant to a private placement, net of issuance costs			9,852,486
Net Cash Provided by Financing Activities			40,605,392		1
Effect of exchange rate changes on cash, cash equivalents and restricted cash			127,317
Net (decrease) increase in cash, cash equivalents and restricted cash			1,607,780	26	1
Cash, cash equivalents and restricted cash at beginning of year			27	1
Cash, cash equivalents and restricted cash at end of year			$ 1,607,807	$ 27	$ 1